1701  Market  Street                                  Morgan,  Lewis
Philadelphia,  PA  19103                              &  Bockius  LLP
Tel:  215.963.5000                                    Counselors  at  Law
Fax: 215.963.5001


August 28, 2012

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:         The Advisors' Inner Circle Fund (File Nos.033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectus and Statement of Additional Information dated August 30, 2012 for the Trust's Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 193, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-12-000370) on August 22, 2012.

Please do not hesitate to contact me at 215.963.5598 should you have any questions.

Very  truly  yours,


/s/ Sean Graber
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Sean Graber, Esq.